Equity (Details) - EUR (€)	Jun. 30, 2020	Mar. 02, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Value Of Shares Authorised	€ 40,000,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	1,573,949,512		1,567,519,274
Number of shares authorised	2,000,000,000
Par value per share	€ 0.01
Special Voting Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	449,610,500		408,941,767
Number of shares authorised	2,000,000,000
Par value per share	€ 0.01		€ 0.01
Number of shares issued		73,606,222
Special Voting Shares [Member] | Shares held by FCA [Domain]
Disclosure of classes of share capital [line items]
Number of shares issued		32,937,489
Special Voting Shares [Member] | New shares issued [Domain]
Disclosure of classes of share capital [line items]
Number of shares issued		40,668,733